SUBSEQUENT EVENTS (Details Narrative) - USD ($)								3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 01, 2023	Jul. 24, 2023	May 15, 2023	Apr. 19, 2023	Apr. 18, 2023	Feb. 10, 2023	Jan. 04, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
New issues, shares			114,286		78,125	156,250	93,750
Stock issued value			$ 40,000		$ 25,000	$ 50,000	$ 30,000	$ 50,200				$ 45,840	$ 148,070
Share price			$ 0.32		$ 0.32	$ 0.32	$ 0.32
Common Stock [Member]
Subsequent Event [Line Items]
New issues, shares								110,000				280,000	4,811,309
Stock issued value								$ 110				$ 280	$ 4,811
Stock Plan 2021 [Member]
Subsequent Event [Line Items]
Number of common stock awarded not issued				4,000						0	0
Stock options forfieted										96,000	48,000
Subsequent Event [Member] | Convertible Notes Payable [Member]
Subsequent Event [Line Items]
Share price		$ 0.20
Subsequent Event [Member] | Stock Options [Member]
Subsequent Event [Line Items]
Stock options forfieted	45,000
Number of stock forfeited	$ 6,750
Subsequent Event [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Sale of stock, shares		500,000
Sale of stock value received		$ 100,000
Subsequent Event [Member] | Common Stock [Member] | Private Placement [Member]
Subsequent Event [Line Items]
New issues, shares						156,250	93,750
Stock issued value						$ 50,000	$ 30,000
Share price						$ 0.32	$ 0.32
Subsequent Event [Member] | Stock Plan 2021 [Member]
Subsequent Event [Line Items]
Number of common stock awarded not issued									19,892,071